Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 358,367	$ 1,039,484
Prepaid expenses	264,143	294,916
Total current assets	622,510	1,334,400
Investments held in Trust Account	199,993,515	200,067,535
Total Assets	200,616,025	201,401,935
Current liabilities:
Accounts payable	80,144	5,580
Accrued expenses	1,826,290	123,300
Franchise tax payable	49,315	114,023
Total current liabilities	1,955,749	242,903
Derivative warrant liabilities	48,940,000	28,320,000
Deferred underwriting commissions in connection with the initial public offering	7,000,000	7,000,000
Total liabilities	57,895,749	35,562,903
Commitments and Contingencies
Class A common stock; 13,772,027 and 16,083,903 shares subject to possible redemption at 10.00 per share as of June 30, 2021 and December 31, 2020, respectively	137,720,270	160,839,030
Stockholders' Equity:
Additional paid-in capital	44,252,155	21,133,625
Accumulated deficit	(39,253,272)	(16,134,515)
Total stockholders' equity	5,000,006	5,000,002
Total Liabilities and Stockholders' Equity	200,616,025	201,401,935
Class A Common Stock
Stockholders' Equity:
Common stock	623	392
Total stockholders' equity		392
Class B Common Stock
Stockholders' Equity:
Common stock	$ 500	500
Total stockholders' equity		$ 500